Financial Instruments (Schedule Of Notional Amounts Of Outstanding Derivative Positions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Not Designated as Hedging Instrument | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	¥ 34,145	¥ 33,449
Not Designated as Hedging Instrument | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	203,097	49,572
Not Designated as Hedging Instrument | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	89,494	430,949
Not Designated as Hedging Instrument | Currency Option Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	28,937	63,651
Designated as Hedging Instrument | Interest Rate Swap Agreements | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	157,387	163,911
Designated as Hedging Instrument | Currency Swap Agreement | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	379,929	290,605
Designated as Hedging Instrument | Forward Exchange Contracts | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	¥ 14,842	¥ 23,673